Concentrations (Details) - Schedule of total revenues - USD ($)		12 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Concentrations (Details) - Schedule of total revenues [Line Items]
Total revenue		$ 2,045,462	$ 5,293,100	$ 4,065,411
Total revenue percentage		12.00%	23.00%	24.00%
Customers F [Member]
Concentrations (Details) - Schedule of total revenues [Line Items]
Total revenue	[1]	$ 2,045,462
Total revenue percentage	[1]	12.00%
Customers A [Member]
Concentrations (Details) - Schedule of total revenues [Line Items]
Total revenue	[1]		$ 2,230,798
Total revenue percentage	[1]		10.00%
Customers D [Member]
Concentrations (Details) - Schedule of total revenues [Line Items]
Total revenue			$ 3,062,302
Total revenue percentage			13.00%
Customers E [Member]
Concentrations (Details) - Schedule of total revenues [Line Items]
Total revenue				$ 4,065,411
Total revenue percentage				24.00%

[1]	The percentage is below 10%.